INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 1,966	$ 876	$ 3,533	$ 2,288	$ 3,502
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	601	877	1,451	1,775	3,258
Accrued interest and exchange rate changes of debenture and long-term loans	0	290	0	74	29
Accrued severance pay, net	54	74	112	121	20
Gain from sale of property and equipment, net	(49)	(53)	(67)	(179)	(232)
Stock-based compensation	106	36	217	94	320
Decrease in trade receivables, net	(1,202)	(585)	(2,127)	(4,284)	(3,489)
Decrease (increase) in other accounts receivable and prepaid expenses	131	(249)	(480)	(906)	(942)
Decrease (increase) in inventories	(418)	207	(567)	443	(1,063)
Decrease in deferred income taxes	452	248	822	1,038	1,774
Decrease (increase) in long-term accounts receivable	123	126	52	(9)	99
Increase (decrease) in trade payables	(732)	296	(1,211)	2,042	3,346
Increase in other accounts payable and accrued expenses	192	1,293	994	2,460	2,455
Net cash provided by operating activities	1,224	3,436	2,729	4,957	9,077
Cash flows from investing activities:
Purchase of property and equipment	(344)	(1,284)	(1,112)	(2,861)	(4,129)
Purchase of other intangible assets	0	(115)	0	(115)	(115)
Proceeds from sale of property and equipment	37	118	55	594	648
Acquisition of subsidiary (a)	0	0	0	0	(8,531)
Net cash used in investing activities	(307)	(1,281)	(1,057)	(2,382)	(12,127)
Cash flows from financing activities:
Receipt of long-term loans from banks	0	0	0	95	6,263
Repayment of long-term loans from banks	(1,063)	(1,123)	(2,013)	(2,250)	(4,976)
Proceeds from issuance of shares and exercise of options, net of issuance costs	197	0	276	0	98
Short-term bank credit, net	(21)	83	(302)	128	716
Distribution as a dividend in kind of previously consolidated subsidiary (a)	0	(1,870)	0	(1,870)	(1,870)
Net cash used in financing activities	(887)	(2,910)	(2,039)	(3,897)	231
Effect of exchange rate on cash and cash equivalents	(84)	(155)	1	(280)	(462)
Decrease in cash and cash equivalents	(54)	(910)	(366)	(1,602)	(3,281)
Cash and cash equivalents at the beginning of the period	5,754	8,655	6,066	9,347	9,347
Cash and cash equivalents at the end of the period	$ 5,700	$ 7,745	$ 5,700	$ 7,745	$ 6,066